	Clifford Capital Focused Small Cap Value Fund
Schedule of Investments			december 31, 2023 (unaudited)
				Shares	Value
94.16%	COMMON STOCK
3.56%	COMMUNICATION SERVICES
	Millicom International Cellualar S.A.(A)	.	. .	16,680	$300,240
14.10%	CONSUMER DISCRETIONARY
	Big Lots, Inc.(A) . . . . . . . . . .	.	. .	20,590	160,396
	Perdoceo Education Corp. . . . . .	.	.	11,710	205,628
	Urban Outfitters, Inc.(A) . . . . . . .	.	.	5,520	197,009
	Voxx International Corp.(A) . . . . .	.	. .	18,660	199,289
	Winmark Corp. . . . . . . . . . .	.	. .	510	212,950
	WW International, Inc.(A) . . . . . .	.	. .	24,360	213,150
					1,188,422
5.91%	CONSUMER STAPLES
	Fresh Del Monte Produce, Inc. . . .	.	. .	9,890	259,612
	Reynolds Consumer Products, Inc. .	.	. .	8,890	238,608
					498,220
7.05%	ENERGY
	KLX Energy Services Holdings, Inc.(A)	.	. .	26,540	298,841
	Liberty Energy, Inc. . . . . . . . .	.	. .	16,310	295,864
					594,705
28.50%	FINANCIALS
	Community Trust Bancorp, Inc. . . .	.	. .	6,570	288,160
	CVB Financial Corp. . . . . . . . .	.	.	20,600	415,914
	Evertec, Inc. . . . . . . . . . . .	.	. .	7,070	289,446
	Glacier Bancorp, Inc. . . . . . . .	.	. .	5,440	224,781
	Hancock Whitney Corp. . . . . . .	.	. .	4,470	217,198
	NCR Atleos Corp.(A) . . . . . . . .	.	. .	14,075	341,882
	Westamerica Bancorp . . . . . . .	.	.	6,040	340,716
	The Western Union Co. . . . . . .	.	. .	23,920	285,126
					2,403,223
23.74%	INDUSTRIALS
	Commercial Vehicle Group, Inc.(A) . .	.	.	32,110	225,091
	Forward Air Corp. . . . . . . . . .	.	.	3,690	231,990
	HNI Corp. . . . . . . . . . . . .	.	. .	5,840	244,287

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QUARTERLY REPORT

	Clifford Capital Focused Small Cap Value Fund
Schedule of Investments - continued		December 31, 2023 (unaudited)
			Shares	Value
	Pitney Bowes, Inc. . . . . . . . . .	. .	96,600	$425,040
	Steelcase, Inc. . . . . . . . . . .	. . .	17,010	229,975
	Stericycle, Inc.(A) . . . . . . . . . .	. .	6,620	328,087
	Thermon Group Holdings, Inc.(A) . . .	. .	9,720	316,581
				2,001,051
3.30%	INFORMATION TECHNOLOGY
	DXC Technology Co.(A) . . . . . . .	. .	12,160	278,099
5.06%	MATERIALS
	Compass Minerals International, Inc. .	. .	7,760	196,483
	Sealed Air Corp. . . . . . . . . .	. . .	6,300	230,076
				426,559
2.94%	REAL ESTATE
	Douglas Elliman Inc(A) . . . . . . .	. . .	84,030	247,889
94.16%	TOTAL COMMON STOCK . . . . .	. . . .	. . . . . .	$7,938,408
2.62%	PREFERRED STOCK
2.62%	CONSUMER DISCRETIONARY
	Qurate Retail, Inc., Series V 8.000% .	. .	6,150	221,154
2.62%	TOTAL PREFERRED STOCK . . . .	. . . .	. . . . . .	$221,154
2.90%	MONEY MARKET FUND
	Federated Institutional Prime Obligations
	Fund 5.450%(B) . . . . . . . . .	. .	244,722	244,852
99.68%	TOTAL INVESTMENTS . . . . . .	. . . .	. . . . . .	$8,404,414
0.32%	Assets net of liabilities . . . . . . . . . . . . . . . . .			27,248
100.00%	NET ASSETS . . . . . . . . . . .	. . . .	. . . . . .	$8,431,662

(A)Non-income producing

(B)Effective 7 day yield as of December 31,2023

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QUARTERLY REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continued	December 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

		Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	$7,938,408	$—	$—	$7,938,408
Preferred Stocks . . . . . .	221,154	—	—	221,154
Money Market Funds . . . .	244,852	—	—	244,852
Total Investments . . . . . .	$8,404,414	$—	$—	$8,404,414

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023.

At December 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $6,643,040 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . .	$1,986,395
Gross unrealized depreciation . . .	(225,021)
Net unrealized appreciation . . . .	$1,761,374

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QUARTERLY REPORT